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09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 | Fidelity Advisor® Diversified Stock Fund
Fund Summary Fund/Class:<br/>Fidelity Advisor® Diversified Stock Fund/A, M, C, I, Z
Investment Objective
The fund seeks capital growth.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 15 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 - Fidelity Advisor® Diversified Stock Fund	Fidelity Advisor Diversified Stock Fund-Destiny Class A		Fidelity Advisor Diversified Stock Fund-Class M		Fidelity Advisor Diversified Stock Fund-Class C		Fidelity Advisor Diversified Stock Fund-Class I	Fidelity Advisor Diversified Stock Fund-Class Z
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 - Fidelity Advisor® Diversified Stock Fund	Fidelity Advisor Diversified Stock Fund-Destiny Class A		Fidelity Advisor Diversified Stock Fund-Class M	Fidelity Advisor Diversified Stock Fund-Class C	Fidelity Advisor Diversified Stock Fund-Class I	Fidelity Advisor Diversified Stock Fund-Class Z
Management fee	0.41%		0.41%	0.41%	0.41%	0.41%
Distribution and/or Service (12b-1) fees	0.25%		0.50%	1.00%	none	none
Other expenses	0.22%		0.27%	0.33%	0.21%	0.09%
Total annual operating expenses	0.88%		1.18%	1.74%	0.62%	0.50%
Fee waiver and/or expense reimbursement	0.06%	[1]	none	none	none	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.82%		1.18%	1.74%	0.62%	0.50%
[1]	Effective November 1, 2018, Fidelity has contractually agreed to waive certain class-level expenses. The amount waived may vary from year to year. This arrangement will remain in effect for at least one year from the effective date of the prospectus. Fidelity may not terminate this arrangement without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 - Fidelity Advisor® Diversified Stock Fund - USD ($)	Fidelity Advisor Diversified Stock Fund-Destiny Class A	Fidelity Advisor Diversified Stock Fund-Class M	Fidelity Advisor Diversified Stock Fund-Class C	Fidelity Advisor Diversified Stock Fund-Class I	Fidelity Advisor Diversified Stock Fund-Class Z
1 year	$ 654	$ 466	$ 277	$ 63	$ 51
3 years	822	712	548	199	160
5 years	1,004	976	944	346	280
10 years	$ 1,530	$ 1,732	$ 2,052	$ 774	$ 628

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 - Fidelity Advisor® Diversified Stock Fund - USD ($)	Fidelity Advisor Diversified Stock Fund-Destiny Class A	Fidelity Advisor Diversified Stock Fund-Class M	Fidelity Advisor Diversified Stock Fund-Class C	Fidelity Advisor Diversified Stock Fund-Class I	Fidelity Advisor Diversified Stock Fund-Class Z
1 Year	$ 654	$ 466	$ 177	$ 63	$ 51
3 Years	822	712	548	199	160
5 Years	1,004	976	944	346	280
10 Years	$ 1,530	$ 1,732	$ 2,052	$ 774	$ 628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	25.19%	June 30, 2009
Lowest Quarter Return	-17.01%	December 31, 2018
Year-to-Date Return	16.82%	September 30, 2019

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2018

Average Annual Total Returns{- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 - Fidelity Advisor® Diversified Stock Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]	Inception Date
Fidelity Advisor Diversified Stock Fund-Destiny Class A | Return Before Taxes	(11.07%)	5.22%	13.75%
Fidelity Advisor Diversified Stock Fund-Destiny Class A | After Taxes on Distributions	(13.48%)	3.31%	12.60%
Fidelity Advisor Diversified Stock Fund-Destiny Class A | After Taxes on Distributions and Sales	(4.67%)	3.96%	11.52%
Fidelity Advisor Diversified Stock Fund-Class M | Return Before Taxes	(9.26%)	5.30%	13.54%
Fidelity Advisor Diversified Stock Fund-Class C | Return Before Taxes	(7.28%)	5.49%	13.38%
Fidelity Advisor Diversified Stock Fund-Class I | Return Before Taxes	(5.42%)	6.69%	14.60%
Fidelity Advisor Diversified Stock Fund-Class Z | Return Before Taxes	(5.27%)	6.82%		8.31%		Aug. 13, 2013
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	(4.38%)	8.49%	13.12%
[1]	Since inception August 13, 2013.

09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 | Fidelity Advisor® Diversified Stock Fund | Fidelity Advisor Diversified Stock Fund-Destiny Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 | Fidelity Advisor® Diversified Stock Fund | Fidelity Advisor Diversified Stock Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-10 | Fidelity Advisor® Diversified Stock Fund | Fidelity Advisor Diversified Stock Fund-Class C
On Class C shares redeemed less than one year after purchase.